Issued share capital, share premium account and share options - Share price (Details)	12 Months Ended
	Mar. 31, 2020 Options € / shares	Mar. 31, 2019 Options € / shares	Mar. 31, 2018 Options € / shares
Disclosure of classes of share capital [line items]
Share price	€ 9.33	€ 11.67	€ 16.00
Average share price	€ 11.77	€ 13.28	€ 16.95
Number of options exercisable | Options	0	0
Number of options exercised | Options	3,000,000	0	0
Minimum
Disclosure of classes of share capital [line items]
Share price	€ 8.32	€ 10.04	€ 14.55
Maximum
Disclosure of classes of share capital [line items]
Share price	€ 16.07	€ 16.72	€ 19.39